Description of Business and Summary of Significant Accounting Policies (Detail Textuals)	12 Months Ended
Dec. 31, 2019 Segment
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Number of reportable segments	2